united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	02/28/2025

Item 1. Reports to Stockholders.

(a)    Tailored Shareholder Report

WOA All Asset I

Class I (WOAIX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about WOA All Asset I for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.pathstone.com/WOAIX . You can also request this information by contacting us at 1-855-754-7935.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$160	1.53%

How did the Fund perform during the reporting period?

Since September of 2013, the Fund’s primary benchmark has been the MSCI All Country World Stock Index (ACWI). The ACWI index consists of approximately half U.S. stocks and half international stocks. The main drawback of the MSCI ACWI Index as a benchmark is the lack of exposure to fixed income. The Fund has maintained a strategic exposure to fixed income since the change of the strategy in 2013. In 2018, WOA was approved to update the Fund’s primary benchmark to a 60% allocation to the MSCI All Country World Index and a 40% allocation to the Bloomberg Barclays Global Aggregate Bond Index, effective as of March 1st, 2019.

The Fund is a global tactical strategy, with a neutral balanced allocation of 60% global equities, and 40% global fixed income (including 2.5% cash). Therefore, we expect to underperform on a short-term basis when global equities rise rapidly (as opposed to a full market cycle).

The Fund ended the fiscal year with an overweight to global equities, after taking an underweighted stance during mid-year months (May – July). The Fund underperformed its benchmark by 0.9% due to a modest overweight position in small cap domestic equities, which underperformed the S&P 500 by 11.2%. In the past year, the S&P 500 outperformed the MSCI EAFE by 9.6% while short term treasuries outperformed the Global Aggregate index by 2.1%. The approximate average allocation during the past year per asset class was 70.2% to global equities, 27.8% to US T-Bills, and 2% to cash, averaging modestly over the neutral target rate of 60% for equities. Within the equity allocation, on average, 56% was allocated to North American equity, 12% to international developed equity, 1% to Australasia, and 1.2% to emerging markets.

The Fund was also ranked in the 44th percentile for the 1-year period ending February 28, 2024 out of 223 funds in the Tactical Allocation Morningstar Category based on total returns. Pathstone waives the traditional investment advisory fee in clients’ accounts on any assets allocated to the Fund. This advisory fee waiver is not accounted for in the Fund’s performance for the Morningstar Category relative ranking or the performance against the Fund’s benchmark.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

WOA All Asset I
MSCI ACWI Net (USD)
Bloomberg Global Aggregate Index
60% - MSCI AC World Net / 40 % -Bloomberg Glo Agg TR
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,908
$17,515
$15,889
$10,456
Feb-2015
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025

	WOA All Asset I	MSCI ACWI Net (USD)	Bloomberg Global Aggregate Index	60% - MSCI AC World Net / 40% -Bloomberg Glo Agg TR
Feb-2015	$10,000	$10,000	$10,000	$10,000
Feb-2016	$8,994	$8,768	$10,083	$9,294
Feb-2017	$10,241	$10,704	$10,143	$10,512
Feb-2018	$11,408	$12,715	$10,753	$11,938
Feb-2019	$11,671	$12,608	$10,692	$11,881
Feb-2020	$11,633	$13,098	$11,539	$12,567
Feb-2021	$12,927	$17,060	$12,038	$15,053
Feb-2022	$13,276	$18,392	$11,398	$15,427
Feb-2023	$12,278	$16,873	$9,848	$13,849
Feb-2024	$14,547	$20,779	$10,153	$15,904
Feb-2025	$15,889	$23,908	$10,456	$17,515

Average Annual Total Returns

	1 Year	5 Years	10 Years
WOA All Asset I	9.23%	6.43%	4.74%
60% - MSCI AC World Net / 40% -Bloomberg Glo Agg TR	10.13%	6.87%	5.76%
Bloomberg Global Aggregate Index	2.98%	-1.95%	0.45%
MSCI ACWI Net (USD)	15.06%	12.79%	9.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$24,163,731
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$426,127
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.7%
Money Market Funds	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
84.4%
Fixed Income
13.4%
Money Market Funds
2.3%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.3%
Fixed Income	13.4%
Equity	84.4%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	54.2%
iShares 0-3 Month Treasury Bond ETF	13.4%
iShares Russell 2000 ETF	12.7%
iShares Core MSCI Europe ETF	7.2%
iShares MSCI Italy ETF	5.0%
First American Treasury Obligations Fund, Class X	2.3%
iShares MSCI Switzerland ETF	1.5%
iShares MSCI Emerging Markets ETF	1.4%
iShares MSCI France ETF	1.4%
iShares MSCI Australia ETF	1.0%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

WOA All Asset I - Class I (WOAIX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.pathstone.com/WOAIX  ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-WOAIX

(b)    Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $14,100 2024 – $14,100

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $2,850 2024 – $2,850

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended February 29, 2024 and February 28, 2025, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended February 29, 2024 and February 28, 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

WOA All Asset I
Class I shares: WOAIX

Annual Financial Statements and Additional Information
February 28, 2025

1-855-754-7935
Distributed by Northern Lights Distributors, LLC
Member FINRA

WOA ALL ASSET I
SCHEDULE OF INVESTMENTS
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 84.5%
28,905	iShares Core MSCI Europe ETF	$1,732,277
10,439	iShares MSCI Australia ETF	250,432
7,826	iShares MSCI Emerging Markets ETF	338,161
8,512	iShares MSCI France ETF	336,564
29,775	iShares MSCI Italy ETF	1,214,820
6,762	iShares MSCI Switzerland ETF	349,798
14,344	iShares Russell 2000 ETF	3,078,940
22,056	SPDR S&P 500 ETF Trust	13,105,235
		20,406,227

	FIXED INCOME - 13.4%
32,254	iShares 0-3 Month Treasury Bond ETF	3,246,366

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,933,614)	23,652,592

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.3%
	MONEY MARKET FUNDS - 2.3%
549,897	First American Treasury Obligations Fund, Class X, 4.28% (Cost $549,897)(a)	549,897

	TOTAL INVESTMENTS - 100.2% (Cost $18,483,511)	$24,202,489
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(38,758)
	NET ASSETS - 100.0%	$24,163,731

(a)	Rate disclosed is the seven day effective yield as of February 28, 2025.

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

WOA All Asset 1
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025

ASSETS
Investment in securities at value (identified cost $18,483,511)	$24,202,489
Dividends and interest receivable	1,075
Prepaid expenses and other assets	16,657
TOTAL ASSETS	24,220,221

LIABILITIES
Payable for Fund shares repurchased	13,007
Investment advisory fees payable	810
Payable to related parties	11,742
Accrued expenses and other liabilities	30,931
TOTAL LIABILITIES	56,490
NET ASSETS	$24,163,731

Net Assets Consist Of:
Paid in capital	$18,254,751
Accumulated earnings	5,908,980
NET ASSETS	$24,163,731

Net Asset Value Per Share:
Class I Shares:
Net Assets	$24,163,731
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,817,819
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.58

See accompanying notes which are an integral part of these financial statements.

WOA All Asset 1

STATEMENT OF OPERATIONS

For the Year Ended February 28, 2025

INVESTMENT INCOME
Dividends	$1,224,149
Interest	37,810
TOTAL INVESTMENT INCOME	1,261,959

EXPENSES
Investment advisory fees	453,730
Administrative services fees	52,831
Legal fees	28,435
Compliance officer fees	25,781
Trustees fees and expenses	23,412
Accounting services fees	22,274
Transfer agent fees	21,523
Registration fees	21,454
Third party administrative servicing fees	20,215
Audit fees	16,905
Printing and postage expenses	13,389
Custodian fees	6,242
Other expenses	13,288
TOTAL EXPENSES	719,479

Lesss: Fees waived/reimbursed by the Adviser	(27,603)
NET EXPENSES	691,876

NET INVESTMENT INCOME	570,083

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from security transactions	6,619,688
Net change in unrealized depreciation on investments	(2,999,139)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,620,549

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,190,632

See accompanying notes which are an integral part of these financial statements.

WOA All Asset 1
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Year Ended	Year Ended
	February 28, 2025	February 29, 2024

FROM OPERATIONS
Net investment income	$570,083	$1,075,269
Net realized gain from security transactions	6,619,688	20,461,574
Net change in unrealized depreciation of investments	(2,999,139)	(9,866,100)
Net increase in net assets resulting from operations	4,190,632	11,670,743

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class I	(8,233,493)	(15,004,259)
Net decrease in net assets resulting from distributions to shareholders	(8,233,493)	(15,004,259)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	985,513	6,543,542
Net asset value of shares issued in reinvestment of distributions:
Class I	5,828,172	9,607,067
Payments for shares redeemed:
Class I	(35,894,349)	(33,389,059)
Net decrease in net assets resulting from shares of beneficial interest	(29,080,664)	(17,238,450)

TOTAL DECREASE IN NET ASSETS	(33,123,525)	(20,571,966)

NET ASSETS
Beginning of Year	57,287,256	77,859,222
End of Year	$24,163,731	$57,287,256

SHARE ACTIVITY
Class I:
Shares sold	105,766	671,538
Shares reinvested	689,725	990,419
Shares redeemed	(3,744,850)	(3,278,774)
Net decrease in shares of beneficial interest outstanding	(2,949,359)	(1,616,817)

See accompanying notes which are an integral part of these financial statements.

WOA All Asset 1
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	For The		For The	For The	For The	For The
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Net asset value, beginning of year	$9.93		$10.54	$12.63	$12.37	$11.12
Activity from investment operations:
Net investment income (1)(4)	0.13		0.17	0.06	0.07	0.02
Net realized and unrealized gain (loss) on investments	0.76		1.72	(1.06)	0.27	1.25
Total from investment operations	0.89		1.89	(1.00)	0.34	1.27
Less distributions from:
Net investment income	(0.14)		(0.25)	—	(0.08)	(0.02)
Net realized gains	(2.10)		(2.25)	(1.09)	—	—
Total distributions	(2.24)		(2.50)	(1.09)	(0.08)	(0.02)
Net asset value, end of year	$8.58		$9.93	$10.54	$12.63	$12.37
Total return (2)	9.23%		18.47%	(7.52)%	2.70%	11.43	% (5)
Net assets, at end of year (000s)	$24,164		$57,287	$77,859	$143,434	$221,497
Ratio of gross expenses to average net assets (3)	1.59%		1.39%	1.28%	1.20%	1.21%
Ratio of net expenses to average net assets (3)	1.53	% (6)	1.39%	1.28%	1.20%	1.19%
Ratio of net investment income to average net assets (3)(4)	1.26%		1.57%	0.51%	0.53%	0.17%
Portfolio Turnover Rate	45%		136%	169%	45%	141%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Excluding overdraft fee the net expense ratio is 1.50%

See accompanying notes which are an integral part of these financial statements.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS

February 28, 2025

1.	ORGANIZATION

The WOA All Asset I Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks maximum total returns, which consists of capital appreciation and current income. The Fund commenced operations on April 24, 2012. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund currently offers one class of shares, the Class I shares. Class I shares are offered at net asset value without an initial sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2025

mean between the current bid and ask prices on the day of valuation. Short term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii)

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,652,592	$—	$—	$23,652,592
Short-Term Investment	549,897	—	—	549,897
Total	$24,202,489	$—	$—	$24,202,489

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 28, 2022, to February 29, 2024, or expected to be taken in the Fund’s February 28, 2025, year-end tax return. The Fund has identified its major tax jurisdictions as U.S. Federal and Ohio, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended February 28, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $20,105,421 and $56,620,810 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pathstone Family Office, LLC. (“Pathstone”) serves as investment adviser (“the “Advisor”) to the Fund, pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”).

As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets. For the year ended February 28, 2025, the Fund incurred $453,730 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50%.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

If the Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. As of February 28, 2025, the Adviser waived fees/reimbursed expenses of $27,603, which is subject to recapture by the Adviser before February 28, 2028 pursuant to the Waiver Agreement.

Distributor- The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class I shares. Currently, the Fund’s Board of Trustees has set the 12b-1 fee level at 0.00% of the Fund’s Class I shares average daily net assets. The Fund will give Class I shareholders 30 days’ prior written notice before raising the distribution fee under the 12b-1 Plan. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the year ended February 28, 2025, the Fund did not incur any distribution fees for Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	February 28, 2025	February 29, 2024
Ordinary Income	$2,551,613	$1,500,546
Long-Term Capital Gain	5,681,880	13,503,713
	$8,233,493	$15,004,259

As of February 28, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$190,002	$—	$—	$—	$5,718,978	$5,908,980

The difference between book basis and tax basis undistributed net investment loss, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the tax treatment of equalization credits resulted in reclassifications for the Fund for the year ended February 28, 2025 as follows:

Paid in Capital	Distributable Earnings
$2,463,048	$(2,463,048)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$18,483,511	$5,718,978	$—	$5,718,978

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The WOA All Asset I Fund currently seeks to achieve its investment objective by investing a portion of its assets in the SPDR S&P 500 ETF Trust (“S&P 500”). The Fund may redeem the security at any time if the Adviser determines that it is in the best interest of the WOA All Asset I and its shareholders to do so.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

The performance of WOA All Asset I will be directly affected by the performance of the S&P 500. The annual report of the S&P 500, along with the report of the independent registered public accounting firm is included in the security’s N-CSRs available at www.sec.gov. As of February 28, 2025, the percentage of WOA All Asset I’s net assets invested in S&P 500 was 54. 2%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

of Northern Lights Fund Trust II and

Shareholders of WOA All Asset I Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of WOA All Asset I Fund (the “Fund”), a series of Northern Lights Fund Trust II, including the schedule of investments, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of funds in the Trust since 2012.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

April 29, 2025

WOA All Asset I

ADDITIONAL INFORMATION

February 28, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-754-7935.

INVESTMENT ADVISOR

Pathstone Family Office, LLC

145 Lincoln Avenue, Suite A

Winter Park, Florida 32789

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street Suite 100

Elkhorn, Nebraska 68022

WOA-A25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	05/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	05/08/2025

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	05/08/2025